Employee Benefit Plans (Transactions Under the Restricted Stock Plan) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted stock: shares	90,975
Granted: shares	42,500	29,500
Vested: shares	(31,200)
Forfeited: shares	(6,650)
Nonvested restricted stock: shares	95,625	90,975
Nonvested restricted stock: Average Grant Date Fair Value	$ 6.10
Granted: Average Grant Date Fair Value	$ 7.12	$ 6.07
Vested: Average Grant Date Fair Value	$ 5.88
Forfeited: Average Grant Date Fair Value	$ 6.16
Nonvested restricted stock: Average Grant Date Fair Value	$ 6.64	$ 6.10